Intangible Assets and Goodwill - Carrying Amount of Intangible Assets for the Partnership's Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 192,436	$ 192,436
Accumulated amortization	(82,452)	(71,486)
Net carrying amount	109,984	120,950
Liquefied Gas Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	179,813	179,813
Accumulated amortization	(74,456)	(65,599)
Net carrying amount	105,357	114,214
Conventional Tanker Segment [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	12,623	12,623
Accumulated amortization	(7,996)	(5,887)
Net carrying amount	$ 4,627	$ 6,736